Off-Balance Sheet Activities (Details) (USD $) In Thousands, unless otherwise specified									12 Months Ended
	Dec. 31, 2013 Unused lines of Credit - Fixed Rate	Dec. 31, 2012 Unused lines of Credit - Fixed Rate	Dec. 31, 2013 Commitments to fund loans - Fixed Rate	Dec. 31, 2012 Commitments to fund loans - Fixed Rate	Dec. 31, 2013 Unused lines of Credit - Variable Rate	Dec. 31, 2012 Unused lines of Credit - Variable Rate	Dec. 31, 2013 Commitments to fund loans - Variable Rate	Dec. 31, 2012 Commitments to fund loans - Variable Rate	Dec. 31, 2013 Lower Range	Dec. 31, 2013 Upper Range
Contractual amount of financial instruments with off-balance sheet risk	$ 3,495	$ 2,474	$ 7,464	$ 5,145	$ 66,421	$ 49,196	$ 1,899	$ 5,798
Interest rate of commitments									3.75%	7.25%
Term of commitments									1 year	30 years